Unaudited Pro Forma Net Loss Per Share Attributable to Common Stockholders - Summary of Computation of the Unaudited Pro Forma Basic And Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (8,456)	$ (1,530)	$ (12,253)	$ (4,187)	$ (5,161)	$ (5,097)
Loss on remeasurement of grant liability					100
Net loss used in computing pro forma net loss per share attributable to common stockholders, basic and diluted					$ (5,061)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	7,564,538	3,554,345	5,155,338	3,551,586	3,566,849	3,469,153
Pro forma adjustment to reflect conversion of convertible preferred stock					2,617,386
Pro forma adjustment to reflect net exercise of common stock warrants					2,309
Weighted-average shares of common stock used in computing pro forma net loss per share attributable to common stockholders, basic and diluted					6,186,544
Pro forma net loss per share attributable to common stockholders, basic and diluted					$ (0.82)